Capital And Reserves	2 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Statements [Line Items]
Capital And Reserves
13. CAPITAL AND RESERVES

A.	Share capital

In thousands of shares	2020	2019
Authorised
Ordinary shares (nominal value 2019: EUR 0.25)	880,000	880,000
Preferred A shares (nominal value EUR 0.25)	88,000	88,000

In thousands of euro
Ordinary shares issued and fully paid
Ordinary shares as of January 1	220,000	16
Contribution of ordinary shares by Kinetik S.à r.l.	(12,500)	—
Treasury shares	9,377	—
Shares sold to RSP Scheme Members	3,123	—
Contribution from share premium	—	219,984

Ordinary shares issued and fully paid as of December 31	220,000	220,000

Preferred A shares issued and fully paid
Preferred A shares as of January 1	7,333	—
Issue of Preferred A shares	11,770	7,333

Preferred A shares issued and fully paid as of December 31	19,103	7,333

Total share capital December 31	239,103	227,333

On October 4, 2019, in an Extraordinary General Meeting of the Company, it was resolved to reduce the nominal value of the ordinary shares from EUR 1.00 to EUR 0.25 and to convert 16,000 ordinary shares with a nominal value of EUR 1.00 each into 64,000 ordinary shares with a nominal value of EUR 0.25 each. In addition, it was decided to increase the share capital of the Company by an amount of EUR 219,984,000.00 by issuing 879,936,000.00 ordinary shares with a nominal value of EUR 0.25 which were entirely paid up through the conversion of existing distributable reserves into share capital of the Company. On December 30, 2019, in an Extraordinary General Meeting of the Company, it was resolved to increase the share capital of the Company by an amount of EUR 7,333,335.25 by issuing 29,333,341 new Preferred A Shares with a nominal value of EUR 0.25 each. Preferred A shares can be converted to ordinary shares upon receipt of a conversion notice and/or immediately prior to an IPO. The shareholders have entered into a Shareholder agreement, which requires the consent of each Shareholder on several matters called Preferred A Reserved Matters. Preferred A Reserved Matters include among others:
a)the amendments of the Articles of Association, the
winding-up
of the Company, b) implementing a reclassification or recapitalisation of the outstanding capital shares, c) increase in the authorised number of Preferred A shares, d) repurchase or redemption of Shares, e) material changes to the nature of the business, f) the acquisition or disposal by the Group of any business or company where the value of the relevant transaction would exceed EUR 10,000,000.00 or 2% of the annual revenue of the Group and g) declaration of dividends.
On January 29, 2020, the board of Directors resolved to issue 2,933,334 new Preferred A Shares with a nominal value EUR 0.25 each and with an aggregate share premium of EUR 9,266,666.50 so as to raise the share capital of the Company from EUR 227,333,335.25 to EUR 228,066,668.75.
On the same date, these shares were subscribed by United Parcel Service General Services Co (“UPS”) for a total subscription price of EUR 10,000,000.00 with an additional condition on Arrival Luxembourg S.à r.l.
and UPS to enter into the further binding agreement for the provision of a further at least 10,000 electric vehicles (in addition to the electric vehicles which are the subject of a commercial agreement entered between the parties).
On October 8, 2020, Kinetik contributed 50,000,000 ordinary shares of Arrival Luxembourg S.à r.l. with a nominal value of EUR 0.25 each in the Company.
On October 8, 2020, the Company adopted the Arrival Restricted Share Plan 2020 under which awards may be made, comprising the acquisition of ordinary shares in the capital of the Company by employees or other eligible persons under and subject to the terms of the RSP and the restricted share agreement to be entered from time to time, with the shares held in their name or on their behalf by a nominee. On the same date, the Company and Computershare Trustees (Jersey) Limited entered into a nominee agreement dated October 8, 2020 under which Computershare Trustees (Jersey) Limited, acting as nominee, shall hold legal title to the shares on behalf of the participant, on and subject to the rules of the RSP and the terms of the restricted share agreement.
Between October 9, 2020 and October 12, 2020, the Company entered into multiple restricted share agreements with RSP participants and made awards comprising the acquisition of 12,491,723 ordinary shares in the capital of the Company for an aggregate purchase price of EUR 42,585,408.29 payable by the participants.

On October 12, 2020, during the Extraordinary General Meeting of the Company, it was resolved to issue 11,481,274 new Preferred A Shares with a nominal value EUR 0.25 each and with an aggregate share premium of EUR 36,270,377.88 and 17,998,734 new Preferred A Shares with a nominal value EUR 0.25 each and with an aggregate share premium of EUR 56,859,620.60. At the same date, these shares were subscribed by twelve BlackRock Funds (“BlackRock”) for a total subscription price of EUR 100,500,000.48.
On October 12, 2020, during the Extraordinary General Meeting of the Company, it was resolved to issue 14,666,671 new Preferred A Shares with a nominal value EUR 0.25 each and with an aggregate share premium of EUR 46,333,333.69. At the same date, these shares were subscribed by WCPF II Holdings Limited for a total subscription price of EUR 50,000,001.44.
On October 13, 2020, the Company entered into the Share Transfer Agreement with Computershare Trustees (Jersey) Limited and transferred 12,491,723 of its own ordinary shares, having a nominal value of EUR 0.25 each, to Computershare Trustees (Jersey) Limited in accordance with the restricted share agreements and the nominee agreement.
Preference A shares have no preference rights over earnings and dividends.
The total value of treasury shares as at year end was EUR 9,377,000 (2019: Nil).
The numbers mentioned in the above note are absolute numbers.
B. Share premium

In thousands of euro
January 1, 2019	116,160
Additions	243,576
Contribution to share capital	(219,984)

December 31, 2019	139,752

January 1, 2020	139,752
Additions	148,787

December 31, 2020	288,539

During the financial year 2019, Kinetik made additional capital contributions to the share premium account for an aggregate amount of EUR 150,909,000. An amount of EUR 81,911,000 was contributed in cash and EUR 68,998,000 was contributed in kind.
The preference A shareholders made additional capital contributions on January 29 and on October 12, 2020 to the share premium account for an amount of EUR 148,730,000. The additional contributions have been made in cash (2019: EUR 92,667,000 in cash).

C. Other Reserves

1.	Other Comprehensive Income accumulated in reserves, net of tax

In thousands of euro
January 1, 2018	2,695
Foreign operations – foreign currency translation differences	(554)

December 31, 2018	2,141

January 1, 2019	2,141
Foreign operations – foreign currency translation differences	4,894

December 31, 2019	7,035

January 1, 2020	7,035
Foreign operations – foreign currency translation differences	(7,757)

December 31 2020	(722)

2.	Equity Reserves

In thousands of euro
January 1, 2020	—
Treasury shares acquired by the employees of the Group	27,400
Equity-settled Share Plan to employees	24,747

December 31 2020	52,147

Arrival Group [Member]
Statements [Line Items]
Capital And Reserves
5. CAPITAL AND RESERVES
A. Share capital

In thousands of shares	2020
Authorised
Ordinary shares	300

In thousands of euro
Ordinary shares issued and fully paid
Ordinary shares issued on October 27	30

Ordinary shares issued and fully paid as of December 31	30

On October 27, 2020, the Company was incorporated with an issued and fully paid share capital of EUR 30,000 represented by 300,000 ordinary shares of a nominal value of EUR 0.10 each.
Legal Reserve
Under Luxembourg law, the Company must appropriate at least 5% of its statutory net profits to a non-distributable
legal reserve until the aggregate reserve reaches 10% of the subscribed capital. Such reserve is not available for distribution.